CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
(Loss)/profit for the year	$ 2,000,000	$ (10,000,000)	$ (10,000,000)	$ (11,000,000)
Foreign currency translation adjustments:
Arising in the year		3,000,000		7,000,000
Foreign currency translation adjustments		3,000,000		7,000,000
Effective portion of changes in fair value of cash flow hedges
New fair value adjustments into reserve	14,000,000	(33,000,000)	7,000,000	(59,000,000)
Movement out of reserve to income statement	1,000,000	5,000,000	(1,000,000)	12,000,000
Movement in deferred tax	(1,000,000)	3,000,000	(1,000,000)	5,000,000
Effective portion of changes in fair value of cash flow hedges	14,000,000	(25,000,000)	5,000,000	(42,000,000)
Items that will not be reclassified to income statement
Remeasurement of employee benefit obligations	4,000,000	(7,000,000)	9,000,000	(8,000,000)
Deferred tax movement on employee benefit obligations	(2,000,000)	2,000,000	(3,000,000)	2,000,000
Total other comprehensive (expense)/income for the year	2,000,000	(5,000,000)	6,000,000	(6,000,000)
Total comprehensive (expense)/income for the year	16,000,000	(27,000,000)	11,000,000	(41,000,000)
Total comprehensive (expense)/income for the year	18,000,000	(37,000,000)	1,000,000	(52,000,000)
Attributable to:
Equity holders	$ 18,000,000	$ (37,000,000)	$ 1,000,000	$ (52,000,000)